Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 94,072		$ 91,689		$ 3,145
Noncurrent assets	383,056		375,367		12,807
Current liabilities	66,143		63,218		2,211
Noncurrent liabilities	26,713		19,309		893
Equity attributable to the parent	374,157		374,672		12,510
NONCONTROLLING INTERESTS	10,115		9,857		$ 338	$ 9,837
NET INCOME	33,921	$ 1,134	38,581	$ 40,160
Profit attributable to the parent	32,947	1,102	37,557	38,988
Profit attributable to noncontrolling interests	974	32	1,024	1,172
Other comprehensive income (loss) for the year	1,328	44	(1,014)	(1,306)
Total comprehensive income attributable to the parent	34,282	1,146	36,552	37,705
Total comprehensive income attributable to noncontrolling interests	967	32	1,015	1,149
TOTAL COMPREHENSIVE INCOME	35,249	1,178	37,567	38,854
Net cash flow from operating activities	72,427	2,421	66,366	70,932
Net cash flow from investing activities	(27,127)	(907)	(32,614)	(36,721)
Net cash flow from financing activities	(38,934)	(1,302)	(35,035)	(36,608)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	39	2	103	122
Net cash inflow	6,405	$ 214	(1,180)	(2,275)
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	6,751		7,041
Noncurrent assets	3,173		2,527
Current liabilities	3,637		3,757
Noncurrent liabilities	590		164
Equity attributable to the parent	1,551		1,539
NONCONTROLLING INTERESTS	4,146		4,108
Revenue and income	29,131		31,540	36,038
Costs and expenses	28,725		31,081	35,200
NET INCOME	406		459	838
Profit attributable to the parent	115		133	246
Profit attributable to noncontrolling interests	291		326	592
Other comprehensive income (loss) attributable to the parent	(7)		(2)	3
Other comprehensive income (loss) attributable to noncontrolling interests	22		(10)	(17)
Other comprehensive income (loss) for the year	15		(12)	(14)
Total comprehensive income attributable to the parent	108		131	249
Total comprehensive income attributable to noncontrolling interests	313		316	575
TOTAL COMPREHENSIVE INCOME	421		447	824
Net cash flow from operating activities	538		696	1,081
Net cash flow from investing activities	235		(13)	(57)
Net cash flow from financing activities	(718)		(491)	(897)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0		1	(2)
Net cash inflow	55		193	125
Dividends paid to noncontrolling interests	269		587	703
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	3,710		4,417
Noncurrent assets	4,044		2,779
Current liabilities	1,316		1,076
Noncurrent liabilities	22		1
Equity attributable to the parent	2,199		2,097
NONCONTROLLING INTERESTS	4,217		4,022
Revenue and income	3,404		3,299	3,127
Costs and expenses	2,775		2,549	2,402
NET INCOME	629		750	725
Profit attributable to the parent	215		273	294
Profit attributable to noncontrolling interests	414		477	431
Other comprehensive income (loss) attributable to the parent	(1)		0	(1)
Other comprehensive income (loss) attributable to noncontrolling interests	(2)		0	(2)
Other comprehensive income (loss) for the year	(3)		0	(3)
Total comprehensive income attributable to the parent	214		273	293
Total comprehensive income attributable to noncontrolling interests	412		477	429
TOTAL COMPREHENSIVE INCOME	626		750	722
Net cash flow from operating activities	507		862	1,052
Net cash flow from investing activities	(1,426)		(733)	(639)
Net cash flow from financing activities	(349)		(328)	2,306
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(5)		1	(4)
Net cash inflow	(1,273)		(198)	2,715
Dividends paid to noncontrolling interests	$ 216		$ 210	$ 146